Financial liabilities - Kreos / Claret Financing (Details) € / shares in Units, € in Thousands			3 Months Ended	12 Months Ended
	Nov. 02, 2023 shares	Aug. 20, 2023 EUR (€) tranche shares	Mar. 31, 2025 EUR (€) € / shares	Dec. 31, 2024 EUR (€) € / shares
Volatility
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%	1.00%
Volatility | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (3)	€ (1)
Volatility | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 30	€ 37
Ordinary share price (in euro per share)
Disclosure of detailed information about borrowings [line items]
Amount of reasonably possible increase in unobservable input, liabilities | € / shares			€ 1	€ 1
Ordinary share price (in euro per share) | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (87)	€ (3)
Ordinary share price (in euro per share) | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 339	€ 350
Risk-free rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%	1.00%
Risk-free rate | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (9)	€ (3)
Risk-free rate | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 45	€ 61
Final redemption scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			10.00%	10.00%
Final redemption scenario probability | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (2)	€ 3
Discount rate
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			1.00%	1.00%
Discount rate | Kreos/Claret Minimum Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ (74)	€ (82)
7-year expiry scenario probability
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase in unobservable input, liabilities			10.00%	10.00%
7-year expiry scenario probability | Kreos A & B & C BSA
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets			€ 74	€ 75
Kreos A-B and C
Disclosure of detailed information about borrowings [line items]
Expiry scenario period, other equity instruments granted			7 years	7 years
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, number of tranches | tranche		3
Borrowings, maximum borrowing capacity per tranche		€ 25,000
Kreos & Claret financing | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares		214,198
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares	405,832